TDAM New York Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM New York Municipal Money Market Portfolio
TDAM New York Municipal Money Market Portfolio
Investment Objective
The TDAM New York Municipal Money Market Portfolio (the "New York Portfolio") seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of
$1.00 per share.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM New York Municipal Money Market Portfolio Class A
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM New York Municipal Money Market Portfolio Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.23%
Total Other Expenses	0.48%
Total Annual Operating Expenses	1.11%

Example
This Example is intended to help you compare the cost of investing in the New
York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM New York Municipal Money Market Portfolio Class A	113	353	612	1,352

Investment Strategies
The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state's political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer's bond counsel, the income from these securities is exempt from the state of New York's personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax.
Principal Risks
Interest Rate Risk  - The income from the New York Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

New York Municipal Securities Risk  - The yields of New York municipal securities depend on, among other things, conditions in the state's municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue.
Because the New York Portfolio will invest a large portion of its assets in New
York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York's economy, while diverse, has a relatively large share of the nation's financial activities. As a result, the state's economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk - The New York Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  - The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.
Neither the Investment Manager nor the New York Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service
(the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk - The New York Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the New York Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the New York
Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the New York
Portfolio.

An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Performance
The following bar chart and table illustrate the risks of investing in Class A of the New York Portfolio. The bar chart shows changes in Class A's performance from year to year. The table shows average annual total returns of Class A of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.
The bar chart shows changes in Class A's performance from year to year.
YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.33% (for the quarter ended 3/31/08/) and 0.00% (for the quarter ended 9/30/11), respectively.
The table shows average annual total returns of Class A of the New York Portfolio.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/11	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM New York Municipal Money Market Portfolio Class A	0.02%	0.54%	May 31, 2007

[1]	As of 12/31/11, the 7-day yield for the New York Portfolio - Class A was 0.01%. As of 12/31/11, the tax-equivalent 7-day yield for the New York Portfolio - Class A was 0.01%.